Note 8 (Tables)	12 Months Ended
Dec. 31, 2024
Fair value of financial instruments [Abstract]
Fair value of financial instruments by levels [Table Text Block]
The fair value of the Group's financial instruments recognized at fair value in the consolidated balance sheets is presented below, broken down according to the valuation method used to determine their fair value, and their respective book value as of December 31, 2024, 2023 and 2022:

Fair value of financial instruments recognized at fair value by levels. December 2024 (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	10	108,948	26,332	80,323	2,292
Derivatives		36,003	969	34,591	443
Equity instruments		6,760	6,602	76	83
Debt securities		27,955	18,762	8,438	756
Loans and advances		38,230	—	37,218	1,011
Non-trading financial assets mandatorily at fair value through profit or loss	11	10,546	8,511	617	1,418
Equity instruments		9,782	8,309	107	1,365
Debt securities		407	202	173	31
Loans and advances		358	—	336	21
Financial assets designated at fair value through profit or loss	12	836	774	62	—
Debt securities		836	774	62	—
Financial assets at fair value through other comprehensive income	13	59,002	50,354	7,515	1,133
Equity instruments		1,451	1,157	79	216
Debt securities		57,526	49,173	7,436	917
Loans and advances to credit institutions		25	25	—	—
Derivatives – Hedge accounting	15	1,158	—	1,158	—
LIABILITIES
Financial liabilities held for trading	10	86,591	14,308	71,072	1,211
Trading derivatives		33,059	1,118	31,400	541
Short positions		13,878	13,189	673	15
Deposits		39,654	—	38,999	656
Financial liabilities designated at fair value through profit or loss	12	14,952	—	12,865	2,087
Deposits from credit institutions		—	—	—	—
Customer deposits		934	—	934	—
Debt certificates issued		4,597	—	2,511	2,087
Other financial liabilities		9,420	—	9,420	—
Derivatives – Hedge accounting	15	2,503	—	2,480	23

Fair value of financial instruments recognized at fair value by levels. December 2023 (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	10	141,042	21,972	116,905	2,165
Derivatives		34,293	144	33,880	269
Equity instruments		4,589	4,494	24	71
Debt securities		28,569	17,333	11,081	155
Loans and advances		73,590	—	71,921	1,669
Non-trading financial assets mandatorily at fair value through profit or loss	11	8,737	7,028	493	1,216
Equity instruments		7,963	6,742	72	1,148
Debt securities		484	286	132	66
Loans and advances to customers		290	—	288	2
Financial assets designated at fair value through profit or loss	12	955	908	47	—
Debt securities		955	908	47	—
Financial assets at fair value through other comprehensive income	13	62,205	52,987	8,335	883
Equity instruments		1,217	1,026	52	139
Debt securities		60,963	51,961	8,258	745
Loans and advances to credit institutions		26	—	26	—
Derivatives – Hedge accounting	15	1,482	—	1,482	—
LIABILITIES
Financial liabilities held for trading	10	121,715	14,133	106,382	1,201
Trading derivatives		33,045	191	32,111	743
Short positions		15,735	13,942	1,750	44
Deposits		72,935	—	72,520	415
Financial liabilities designated at fair value through profit or loss	12	13,299	—	11,073	2,227
Deposits from credit institutions		—	—	—	—
Customer deposits		717	—	717	—
Debt certificates issued		3,977	—	1,751	2,227
Other financial liabilities		8,605	—	8,605	—
Derivatives – Hedge accounting	15	2,625	—	2,586	39

Fair value of financial instruments recognized at fair value by levels. December 2022 ⁽¹⁾ (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	10	110,671	22,710	85,636	2,325
Derivatives		39,908	795	38,140	974
Equity instruments		4,404	4,369	—	34
Debt securities		24,367	16,284	7,934	148
Loans and advances		41,993	1,262	39,562	1,169
Non-trading financial assets mandatorily at fair value through profit or loss	11	6,888	5,720	151	1,017
Equity instruments		6,511	5,457	40	1,014
Debt securities		129	19	111	—
Loans and advances to customers		247	245	—	3
Financial assets designated at fair value through profit or loss	12	913	913	—	—
Debt securities		913	913	—	—
Financial assets at fair value through other comprehensive income	13	65,374	53,248	11,537	589
Equity instruments		1,198	1,040	58	100
Debt securities		64,150	52,182	11,479	489
Loans and advances to credit institutions		26	26	—	—
Derivatives – Hedge accounting	15	1,891	4	1,887	—
LIABILITIES
Financial liabilities held for trading	10	95,611	20,611	73,871	1,129
Trading derivatives		37,909	746	36,161	1,002
Short positions		13,487	13,354	133	—
Deposits		44,215	6,511	37,577	127
Financial liabilities designated at fair value through profit or loss	12	10,580	—	8,990	1,590
Deposits from credit institutions		—	—	—	—
Customer deposits		700	—	700	—
Debt certificates issued		3,288	—	1,698	1,590
Other financial liabilities		6,592	—	6,592	—
Derivatives – Hedge accounting	15	3,303	100	3,179	25
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Fair value of financial assets by levels, valuation techniques and inputs [Table Text Block]
The following table sets forth the main valuation techniques, hypothesis and inputs used in the estimation of fair value of the financial instruments recognized at fair value classified under Levels 2 and 3, based on the type of financial asset and liability and the corresponding balances as of December 31, 2024, 2023 and 2022.

Fair value of Financial Instruments by levels. (Millions of Euros)

ASSETS	Valuation techniques in Levels 2 and 3	Observable inputs in Levels 2 and 3	Unobservable inputs in Levels 2 and 3
Financial assets held for trading
Equity instruments	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active markets prices	- Prepayment rates - Issuer´s credit risk - Recovery rates
Loans and advances	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Current market interest rates - Funding interest rates observed in the market or in consensus services - Exchange rates	- Prepayment rates - Issuer´s credit risk - Recovery rates - Funding interest rates not observed in the market or in consensus services
Derivatives
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss
Equity instruments	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates	- Prepayment rates - Issuer credit risk - Recovery rates
Loans and advances	Discounted future cash flows		- Prepayment rates - Interest rates
Financial assets designated at fair value through profit or loss	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates
Debt securities
Financial assets at fair value through other comprehensive income
Equity instruments	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active market prices	- Prepayment rates - Issuer credit risk - Recovery rates
Hedging derivatives
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, Black 76, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and Discounted cash flows

Fair Value of Financial Instruments by Levels

LIABILITIES	Valuation techniques in Levels 2 and 3	Observable inputs in Levels 2 and 3	Unobservable inputs in Levels 2 and 3
Financial liabilities held for trading
Deposits	Present-value method (Discounted future cash flows)	- Interest rate yield - Funding interest rates observed in the market or in consensus services - Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black 76, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Correlation between tenors - Interest rates volatility
Equity	Future and Equity forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Assets correlation
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local volatility, momentum adjustment		- Volatility of volatility - Assets correlation
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows
Short positions	Present-value method (Discounted future cash flows)		- Prepayment rates - Issuer´s credit risk - Current market interest rates
Financial liabilities designated at fair value through profit or loss	Present-value method (Discounted future cash flows)	- Prepayment rates - Issuer´s credit risk - Current market interest rates	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Derivatives – Hedge accounting
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black 76, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local Volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows

Fair value of financial liabilities by levels, valuation techniques and inputs [Table Text Block]

Fair Value of Financial Instruments by Levels

LIABILITIES	Valuation techniques in Levels 2 and 3	Observable inputs in Levels 2 and 3	Unobservable inputs in Levels 2 and 3
Financial liabilities held for trading
Deposits	Present-value method (Discounted future cash flows)	- Interest rate yield - Funding interest rates observed in the market or in consensus services - Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black 76, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Correlation between tenors - Interest rates volatility
Equity	Future and Equity forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Assets correlation
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local volatility, momentum adjustment		- Volatility of volatility - Assets correlation
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows
Short positions	Present-value method (Discounted future cash flows)		- Prepayment rates - Issuer´s credit risk - Current market interest rates
Financial liabilities designated at fair value through profit or loss	Present-value method (Discounted future cash flows)	- Prepayment rates - Issuer´s credit risk - Current market interest rates	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Derivatives – Hedge accounting
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black 76, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local Volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows

Unobservable inputs [Table Text Block]
Quantitative information of unobservable inputs used to calculate level 3 valuations is presented below as of December 31, 2024, 2023 and 2022.

Unobservable inputs. December 2024
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit spread	—	113	3,907	bp
		Recovery rate	0%	39%	40%	%
	Comparable Pricing		0%	95%	233%	%
Equity/Fund instruments (1)	Net Asset Value
Comparable Pricing
Loans and advances	Present value method	Repo funding curve	2.09%	3.70%	7.11%	%
Credit Derivatives	Gaussian Copula	Correlation default	19%	59%	92%	%
	Black 76	Price volatility	—	—	—	Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(88%)	48%	99%	%
		Volatility	5.07	30.90	122.35	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	3.93	9.46	14.91	Vegas
IR Derivatives	Option models on IR underlyings	Beta	3.00%	5%	11%	%
		Correlation rate/credit	(100%)		100%	%
		Correlation rate/inflation	42%	74%	95%	%
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2023
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit spread	—	136	4,369	bp
		Recovery rate	0%	39%	40%	%
	Comparable Pricing		0%	99%	237%	%
Equity/Fund instruments (1)	Net Asset Value
Comparable Pricing
Loans and advances	Present value method	Repo funding curve	2.26%	3.74%	5.76%	%
Credit Derivatives	Gaussian Copula	Correlation default	26%	60%	85%	%
	Black 76	Price volatility	—	—	—	Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(88%)	52%	99%	%
		Volatility	8.47	29.41	70.94	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	4.31	10.24	18.52	Vegas
IR Derivatives	Option models on IR underlyings	Beta	3.00%	5%	11%	%
		Correlation rate/credit	(100%)		100%	%
		Correlation rate/inflation	52%	60%	74%	%
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2022
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt securities	Present value method	Credit spread	—	111	1,538	bp
		Recovery rate	0%	39%	40%	%
	Comparable pricing		2%	94%	139%	%
Equity/Fund instruments (1)	Net asset value
Comparable pricing
Loans and advances	Present value method	Repo funding curve	0.71%	3.48%	5.52%	%
Credit derivatives	Gaussian Copula	Correlation default	26%	44%	58%	%
	Black 76	Price volatility	—	—	—	Vegas
Equity derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(93%)	59%	99%	%
		Volatility	7.81	32.62	98.71	Vegas
FX derivatives	Option models on FX underlyings	Volatility	5.32	11.93	20.73	Vegas
IR derivatives	Option models on IR underlyings	Beta	0.25%	2%	18%	%
		Correlation rate/credit	(100%)		100%	%
		Correlation rate/inflation	51%	66%	76%	%
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Financial assets level 3 Changes in the year [Table Text Block]
The changes in the balance of level 3 financial assets and liabilities included in the consolidated balance sheets are as follows:

Financial assets level 3: Changes in the year (Millions of Euros)
	2024		2023		2022 ⁽¹⁾
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	4,264	3,467	3,931	2,743	5,301	2,054
Changes in fair value recognized in profit and loss ⁽²⁾	490	144	(7)	113	289	(131)
Changes in fair value not recognized in profit and loss	29	—	21	(1)	(62)	14
Acquisitions, disposals and liquidations	397	(59)	27	374	(783)	782
Net transfers to level 3	(330)	(165)	289	204	(750)	74
Exchange differences and others	(6)	(67)	3	34	(64)	(50)
Balance at the end	4,843	3,321	4,264	3,467	3,931	2,743
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2024, 2023 and 2022. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

Transfer between levels [Table Text Block]
The financial instruments transferred among the different levels of measurement for the years ended December 31, 2024, 2023 and 2022 are at the following amounts in the consolidated balance sheets as of December 31, 2024, 2023 and 2022:

Transfers among levels. December 2024 (Millions of Euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		115	—	1,238	78	16	199
Non-trading financial assets mandatorily at fair value through profit or loss		68	14	1	—	35	18
Financial assets designated at fair value through profit or loss		—	—	1	—	—	—
Financial assets at fair value through other comprehensive income		1,425	17	1,348	12	13	170
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		1,608	31	2,586	90	64	387
LIABILITIES
Financial liabilities held for trading		107	—	461	45	11	380
Financial liabilities designated at fair value through profit or loss		—	—	—	301	—	121
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		107	—	461	346	11	501

Transfer among levels (Millions of Euros)
		2023						2022
	From:	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		887	34	89	666	—	497	683	1	1,909	340	24	911
Non-trading financial assets mandatorily at fair value through profit or loss		1	135	—	70	—	—	—	—	243	—	53	2
Financial assets designated at fair value through profit or loss		—	—	—	—	—	—	—	—	123	—	—	—
Financial assets at fair value through other comprehensive income		1,191	21	1,296	205	103	243	1,723	—	715	—	18	83
Derivatives – Hedge accounting		—	—	—	—	—	—	—	—	—	—	—	—
Total		2,079	190	1,385	941	103	740	2,407	1	2,990	340	95	996
LIABILITIES
Financial liabilities held for trading		596	3	36	177	1	372	524	—	239	141	—	258
Financial liabilities designated at fair value through profit or loss		—	—	—	660	—	262	—	—	—	221	—	55
Derivatives – Hedge accounting		—	—	—	—	—	—	—	—	—	25	—	—
Total		596	3	36	837	1	635	524	—	239	387	—	313

Financial instruments level 3 sensitivity analysis [Table Text Block]
As of December 31, 2024, the effect on profit for the year and total equity of changing the main unobservable inputs used for the measurement of level 3 financial instruments for other reasonably possible unobservable inputs, taking the highest (most favorable input) or lowest (least favorable input) value of the range deemed probable, would be as follows:

Financial instruments level 3: sensitivity analysis (Millions of Euros)
	Potential impact on consolidated income statement				Potential impact on other comprehensive income
	Most favorable hypothesis		Least favorable hypothesis		Most favorable hypothesis		Least favorable hypothesis
	2024	2023	2024	2023	2024	2023	2024	2023
ASSETS
Financial assets held for trading	48	21	(89)	(117)	—	—	—	—
Loans and advances	4	2	(4)	(2)	—	—	—	—
Debt securities	37	9	(61)	(22)	—	—	—	—
Equity instruments	—	—	(17)	(83)	—	—	—	—
Derivatives	6	9	(6)	(9)	—	—	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	9	5	(85)	(114)	—	—	—	—
Loans and advances	—	—	—	—	—	—	—	—
Debt securities	3	3	(7)	(21)	—	—	—	—
Equity instruments	6	2	(78)	(92)	—	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	—	—	—	48	34	(90)	(89)
Total	57	26	(173)	(230)	48	34	(90)	(89)
LIABILITIES
Financial liabilities held for trading	12	13	(13)	(18)	—	—	—	—
Total	12	13	(13)	(18)	—	—	—	—

Fair value of financial instruments at amortized cost by levels [Table Text Block]
The table below shows the fair value of the Group's financial instruments recognized at amortized cost in the consolidated balance sheets, broken down according to the valuation method used to determine their fair value, and their respective book value, as well as the main valuation techniques and inputs used for financial instruments classified in level 2 and level 3 as of December 31, 2024, 2023 and 2022:

Fair value of financial instruments recognized at amortized cost by levels. December 2024 (Millions of Euros)
	Notes	Book value	Fair value
			Carrying amount presented as fair value ⁽¹⁾	Level 1	Level 2	Level 3	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	9	51,145	51,145	—	—	—	51,145
Financial assets at amortized cost	14	502,400	32,615	50,771	24,157	394,496	502,039
Debt securities		59,014	—	50,771	6,589	921	58,281
Loans and advances		443,386	32,615	—	17,568	393,575	443,759
LIABILITIES
Financial liabilities at amortized cost	22	584,339	378,530	47,323	58,016	101,025	584,894
Deposits		496,720	360,777	—	37,647	98,038	496,461
Debt certificates issued		69,867	—	47,323	20,369	2,986	70,679
Other financial liabilities		17,753	17,753	—	—	—	17,753
(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.

Fair value of financial instruments recognized at amortized cost by levels. December 2023 (Millions of Euros)
	Notes	Book value	Fair value
			Carrying amount presented as fair value ⁽¹⁾	Level 1	Level 2	Level 3	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	9	75,416	75,416	—	—	—	75,416
Financial assets at amortized cost	14	451,732	34,826	41,950	10,533	359,062	446,371
Debt securities		49,462	—	41,950	6,244	759	48,952
Loans and advances		402,270	34,826	—	4,290	358,303	397,418
LIABILITIES
Financial liabilities at amortized cost	22	557,589	358,657	42,742	86,390	68,127	555,915
Deposits		473,835	343,611	1,269	62,049	64,601	471,530
Debt certificates issued		68,707	—	41,472	24,341	3,526	69,339
Other financial liabilities		15,046	15,046	—	—	—	15,046
(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.

Fair value of financial instruments recognized at amortized cost by levels. December 2022 ⁽¹⁾ (Millions of Euros)
	Notes	Book value	Fair value
			Carrying amount presented as fair value ⁽²⁾	Level 1	Level 2	Level 3	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	9	79,756	79,756	—	—	—	79,756
Financial assets at amortized cost	14	414,421	33,953	26,239	10,580	342,194	412,965
Debt securities		36,639	—	26,239	9,313	759	36,311
Loans and advances		377,782	33,953	—	1,267	341,435	376,655
LIABILITIES
Financial liabilities at amortized cost	22	529,172	380,520	40,752	43,205	61,118	525,595
Deposits		459,662	369,387	2,810	35,965	49,731	457,894
Debt certificates issued		55,429	—	37,942	7,240	8,368	53,550
Other financial liabilities		14,081	11,132	—	—	3,019	14,151
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.